GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
The following table presents the carrying amount for our company’s goodwill:

	As of
US$ MILLIONS	Dec. 31, 2021	Dec. 31, 2020
Balance at beginning of the year	$528	$667
Foreign currency translation and other	(39)	(139)
Balance at end of the year	$489	$528

Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	Dec. 31, 2021	Dec. 31, 2020
Brazilian regulated gas transmission operation	$2,645	$2,903
U.K. regulated distribution operation	42	45
Total	$2,687	$2,948
Goodwill is allocated to the following cash generating units or group of cash generating units:

	As of
US$ MILLIONS	Dec. 31, 2021	Dec. 31, 2020
U.K. regulated distribution operation	$33	$38
Brazilian regulated gas transmission operation	456	490
Total	$489	$528